Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.81894%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$837,670.85

Principal:
Principal Collections	$14,010,827.68
Prepayments in Full	$6,306,831.25
Liquidation Proceeds	$165,607.99
Recoveries	$80,743.78
Sub Total	$20,564,010.70
Collections	$21,401,681.55

Purchase Amounts:
Purchase Amounts Related to Principal	$240,186.81
Purchase Amounts Related to Interest	$878.13
Sub Total	$241,064.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,642,746.49

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,642,746.49
Servicing Fee	$290,323.76	$290,323.76	$0.00	$0.00	$21,352,422.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,352,422.73
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,352,422.73
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,352,422.73
Interest - Class A-3 Notes	$125,941.76	$125,941.76	$0.00	$0.00	$21,226,480.97
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$21,073,872.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,073,872.97
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$21,012,961.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,012,961.72
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$20,965,988.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,965,988.72
Regular Principal Payment	$19,445,377.92	$19,445,377.92	$0.00	$0.00	$1,520,610.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,520,610.80
Residual Released to Depositor	$0.00	$1,520,610.80	$0.00	$0.00	$0.00
Total		$21,642,746.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,445,377.92
Total					$19,445,377.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,445,377.92	$50.90	$125,941.76	$0.33	$19,571,319.68	$51.23
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$19,445,377.92	$14.77	$386,434.01	$0.29	$19,831,811.93	$15.06

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$113,631,666.87	0.2974651	$94,186,288.95	0.2465610
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$299,961,666.87	0.2277907	$280,516,288.95	0.2130239

Pool Information
Weighted Average APR	2.795%	2.792%
Weighted Average Remaining Term	28.97	28.16
Number of Receivables Outstanding	28,453	27,585
Pool Balance	$348,388,513.64	$327,474,707.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$326,298,149.80	$306,852,771.88
Pool Factor	0.2452925	0.2305675

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$20,621,935.72
Targeted Overcollateralization Amount	$46,958,418.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,958,418.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$190,352.31
(Recoveries)		153	$80,743.78
Net Loss for Current Collection Period			$109,608.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3775%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7195%
Second Prior Collection Period			0.4180%
Prior Collection Period			0.6066%
Current Collection Period			0.3892%
Four Month Average (Current and Prior Three Collection Periods)			0.5333%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,229	$13,827,300.10
(Cumulative Recoveries)			$2,065,532.49
Cumulative Net Loss for All Collection Periods			$11,761,767.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8281%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,282.22
Average Net Loss for Receivables that have experienced a Realized Loss			$3,642.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.95%	417	$6,396,370.43
61-90 Days Delinquent	0.26%	55	$863,007.36
91-120 Days Delinquent	0.06%	11	$205,019.35
Over 120 Days Delinquent	0.20%	41	$659,180.80
Total Delinquent Receivables	2.48%	524	$8,123,577.94

Repossession Inventory:
Repossessed in the Current Collection Period		20	$356,712.62
Total Repossessed Inventory		39	$708,967.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2623%
Prior Collection Period			0.3409%
Current Collection Period			0.3879%
Three Month Average			0.3304%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5274%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer